Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 93.09%
FAR EAST — 61.39%
India — 18.39%
Apollo Hospitals Enterprise Ltd.	303,392	$18,005,543
Bharti Airtel Ltd. *	2,183,979	21,652,963
Cipla Ltd.	1,127,122	15,091,098
HDFC Bank Ltd. - ADR [1]	587,268	36,017,146
Hindalco Industries Ltd.	2,024,052	15,100,695
Housing Development Finance Corp. Ltd.	1,171,273	36,623,464
ICICI Bank Ltd. - SP ADR [1]	2,412,072	45,684,644
Infosys Ltd. - SP ADR [1]	1,377,570	34,287,717
Power Grid Corp. of India Ltd.	8,151,499	23,239,389
Reliance Industries Ltd.	1,399,455	48,403,756
Sun Pharmaceutical Industries Ltd.	1,736,434	20,899,954
Tata Consultancy Services Ltd.	433,945	21,326,399
Tata Motors Ltd. - SP ADR 1,*	164,666	4,602,415
Titan Co. Ltd.	888,679	29,604,899
United Spirits Ltd. *	1,507,714	17,578,078
		388,118,160
China — 16.96%
AIA Group Ltd.	3,292,800	34,383,041
Autohome, Inc. - ADR [1]	136,385	4,147,468
Baidu, Inc. - SP ADR 1,*	96,802	12,806,905
China Mengniu Dairy Co. Ltd. *	1,572,351	8,430,006
China Merchants Bank Co. Ltd. - H	6,228,417	48,484,657
Contemporary Amperex Technology Co. Ltd. - A	231,415	18,517,852
East Money Information Co. Ltd. - A	2,757,044	10,920,753
Ganfeng Lithium Co. Ltd. - H [2]	606,000	8,525,736
JD.com, Inc. - A *	365,906	10,397,180
Jiumaojiu International Holdings Ltd. [2]	4,832,000	10,221,254
Meituan - B 2,*	1,087,800	20,607,219
NARI Technology Co. Ltd. - A	2,706,725	13,338,277
PetroChina Co. Ltd. - H	24,274,000	12,326,746
Pharmaron Beijing Co. Ltd. - A	583,853	10,816,046
Proya Cosmetics Co. Ltd. - A	664,034	19,667,776
Techtronic Industries Co. Ltd.	1,956,169	31,340,709
Tencent Holdings Ltd.	1,447,545	66,723,636
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	329,357	16,370,975
		358,026,236
Taiwan — 9.77%
Chailease Holding Co. Ltd.	3,068,179	26,912,005
Merida Industry Co. Ltd.	611,893	5,369,662
Silergy Corp.	85,463	10,020,606
Taiwan Semiconductor Manufacturing Co. Ltd. - SP ADR [1]	1,494,446	155,810,940
Unimicron Technology Corp.	953,484	8,126,970
		206,240,183
	Shares, Principal Amount, or Number of Contracts	Value
South Korea — 7.75%
Hyundai Mipo Dockyard Co. Ltd. *	102,319	$6,552,752
KB Financial Group, Inc.	606,921	30,415,184
KT Corp.	163,602	4,791,981
Macquarie Korea Infrastructure Fund	1,000,206	11,298,606
Samsung Electronics Co. Ltd.	1,930,012	110,441,045
		163,499,568
Indonesia — 3.24%
Bank Central Asia Tbk PT	85,968,475	47,786,052
Telkom Indonesia Persero Tbk PT	65,051,100	20,696,092
		68,482,144
Thailand — 2.30%
Airports of Thailand PCL - NVDR *	10,788,000	21,393,535
The Siam Commercial Bank PCL - NVDR	7,966,200	27,165,052
		48,558,587
Japan — 0.99%
Keyence Corp.	45,200	20,959,358
Australia — 0.64%
Lynas Rare Earths Ltd. *	1,693,352	13,500,162
Singapore — 0.61%
Sea Ltd. - ADR 1,*	106,754	12,788,062
Vietnam — 0.48%
Masan Group Corp.	1,597,900	10,211,823
Philippines — 0.26%
International Container Terminal Services, Inc.	1,240,557	5,374,187
Total FAR EAST (Cost $1,007,986,098)		1,295,758,470
NORTH AMERICA — 14.64%
United States — 8.27%
Amgen, Inc.	53,155	12,853,942
Ball Corp.	169,421	15,247,890
Copa Holdings SA - A *	88,615	7,411,759
EPAM System, Inc. *	58,899	17,470,033
Liberty Media Corp.-Liberty Formula One - C *	265,731	18,558,653
MELI Kaszek Pioneer Corp. - A *	770,561	7,921,367
Micron Technology, Inc.	228,326	17,784,312
Newmont Corp.	357,654	28,415,610
Pfizer, Inc.	420,894	21,789,682
Schlumberger NV	148,937	6,152,588
SiTime Corp. *	32,509	8,056,380
Tenaris SA - ADR [1]	428,777	12,893,324
		174,555,540
Mexico — 3.37%
Grupo Financiero Banorte SAB de CV - O	6,573,992	49,518,124

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Wal-Mart de Mexico SAB de CV	5,252,063	$21,523,160
		71,041,284
Canada — 3.00%
Cameco Corp. [1]	854,343	24,861,381
Nutrien Ltd. [1]	216,837	22,548,880
Wheaton Precious Metals Corp. [1]	335,597	15,967,705
		63,377,966
Total NORTH AMERICA (Cost $255,949,588)		308,974,790
SOUTH AMERICA — 7.17%
Brazil — 5.65%
Ambev SA - ADR [1]	7,188,033	23,217,347
Arezzo Industria e Comercio SA	225,000	4,266,023
Banco BTG Pactual SA *	5,836,040	31,772,436
Pet Center Comercio e Participacoes SA	2,320,100	9,146,780
Petroleo Brasileiro SA - SP ADR [1]	1,082,183	16,016,308
SLC Agricola SA	1,173,414	12,325,524
Vale SA - SP ADR [1]	1,125,851	22,505,761
		119,250,179
Uruguay — 0.77%
Globant SA 1,*	61,903	16,222,919
Argentina — 0.75%
MercadoLibre, Inc. 1,*	13,328	15,853,390
Total SOUTH AMERICA (Cost $123,853,275)		151,326,488
EUROPE — 3.42%
Netherlands — 1.37%
ASML Holding NV [1]	17,667	11,800,319
Heineken NV	178,568	17,076,439
		28,876,758
France — 0.88%
L'Oreal SA	46,852	18,714,814
Switzerland — 0.77%
Nestle SA	124,733	16,217,618
Greece — 0.40%
OPAP SA	578,534	8,421,311
Russia — 0.00%
Polyus PJSC 1,^	63,751	0
Total EUROPE (Cost $84,027,579)		72,230,501
MIDDLE EAST — 3.35%
Saudi Arabia — 1.83%
Nahdi Medical Co. *	265,965	10,988,824
Saudi Arabian Oil Co. [2]	2,402,670	27,560,289
		38,549,113
Qatar — 0.99%
Qatar National Bank QPSC	3,323,048	21,000,442
	Shares, Principal Amount, or Number of Contracts	Value
Israel — 0.53%
ICL Group Ltd.	945,936	$11,244,893
Total MIDDLE EAST (Cost $59,941,132)		70,794,448
AFRICA — 3.12%
South Africa — 3.12%
Capitec Bank Holdings Ltd.	139,838	22,270,642
MTN Group Ltd.	1,676,774	21,695,991
Sasol Ltd. *	451,198	10,908,191
The Bidvest Group Ltd.	720,714	11,033,275
		65,908,099
Total AFRICA (Cost $52,150,688)		65,908,099
Total COMMON STOCKS (Cost $1,583,908,360)		1,964,992,796
SHORT TERM INVESTMENTS — 5.11%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.17% [3] (Cost $107,816,499)	107,816,499	107,816,499

TOTAL INVESTMENTS (Cost $1,691,724,859)	98.20%	$2,072,809,295
Other Assets In Excess of Liabilities	1.80%	38,078,833
Net Assets	100.00%	$2,110,888,128

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $66,914,498, which represents 3% of Net Assets.
[3]	7 day current yield as of March 31, 2022 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 87.00%
FAR EAST — 67.16%
India — 19.99%
Aavas Financiers Ltd. *	40,207	$1,354,524
Amber Enterprises India Ltd. *	29,883	1,381,571
AU Small Finance Bank Ltd. 1,*	76,175	1,243,699
Birlasoft Ltd.	210,167	1,249,593
Clean Science & Technology Ltd. *	31,792	828,416
Dixon Technologies India Ltd.	14,728	832,166
Godrej Properties Ltd. *	51,383	1,125,601
Gujarat Fluorochemicals Ltd.	26,815	966,146
Indian Energy Exchange Ltd. [1]	311,420	916,261
Jubilant Foodworks Ltd.	31,038	1,072,557
Max Healthcare Institute Ltd. *	123,368	563,479
MTAR Technologies Ltd.	48,073	1,104,202
Oberoi Realty Ltd. *	105,807	1,304,268
Radico Khaitan Ltd.	86,110	1,001,123
Sobha Ltd.	108,964	1,008,824
Sona Blw Precision Forgings Ltd. [1]	62,324	553,981
Syngene International Ltd. 1,*	77,911	611,907
TVS Motor Co. Ltd.	73,643	603,702
Varun Beverages Ltd.	176,836	2,190,950
Voltas Ltd.	131,430	2,147,279
		22,060,249
China — 15.02%
Asia - Potash International Investment Guangzhou Co. Ltd. - A *	184,900	1,004,793
Bosideng International Holdings Ltd.	1,744,000	808,068
Centre Testing International Group Co. Ltd. - A	189,500	585,950
China National Building Material Co. Ltd. - H	474,000	583,041
China Power International Development Ltd.	2,747,000	1,445,207
CIMC Enric Holdings Ltd.	904,000	1,117,535
Estun Automation Co. Ltd. - A	259,878	817,806
Jiumaojiu International Holdings Ltd. [1]	496,000	1,049,202
Longshine Technology Group Co. Ltd. - A	360,925	1,572,254
Maanshan Iron & Steel Co. Ltd. - H	1,388,000	554,123
Man Wah Holdings Ltd.	542,000	586,298
Ming Yang Smart Energy Group Ltd. - A	256,200	889,576
Pacific Basin Shipping Ltd.	2,970,000	1,590,216
Proya Cosmetics Co. Ltd. - A	47,700	1,412,808
Xinyi Energy Holdings Ltd.	2,946,000	1,777,103
Yantai Jereh Oilfield Services Group Co. Ltd. - A	119,662	788,387
		16,582,367
	Shares, Principal Amount, or Number of Contracts	Value
Vietnam — 7.68%
Asia Commercial Bank JSC *	495,675	$764,376
Dat Xanh Real Estate Services JSC *	782,600	1,230,671
FPT Corp.	550,567	2,752,921
Masan Group Corp.	231,900	1,482,021
Military Commercial Joint Stock Bank *	918,157	1,409,757
SSI Securities Corp.	458,433	839,048
		8,478,794
South Korea — 7.19%
Chunbo Co. Ltd.	2,988	822,897
DB HiTek Co. Ltd.	26,027	1,586,144
F&F Co. Ltd.	1,350	823,403
Hyundai Mipo Dockyard Co. Ltd. *	21,191	1,357,122
Iljin Materials Co. Ltd.	14,526	1,144,786
LEENO Industrial, Inc.	14,587	2,203,105
		7,937,457
Taiwan — 7.05%
Advanced Energy Solution Holding Co. Ltd.	31,000	1,352,981
ASPEED Technology, Inc.	7,000	787,983
Eclat Textile Co. Ltd.	41,000	678,742
Makalot Industrial Co. Ltd.	73,000	519,943
Parade Technologies Ltd.	12,455	778,412
Silergy Corp.	5,000	586,254
Sinbon Electronics Co. Ltd.	193,000	1,740,890
Voltronic Power Technology Corp.	26,550	1,339,859
		7,785,064
Indonesia — 3.45%
Adi Sarana Armada Tbk PT *	5,657,600	1,026,173
Bank BTPN Syariah Tbk PT	6,340,900	1,452,098
Merdeka Copper Gold Tbk PT *	4,226,600	1,327,799
		3,806,070
Thailand — 2.28%
Chularat Hospital PCL - NVDR	11,341,800	1,314,548
Dohome PCL - NVDR	1,875,600	1,203,229
		2,517,777
Australia — 2.04%
Lynas Rare Earths Ltd. *	142,159	1,133,355
Paladin Energy Ltd. *	2,073,206	1,115,287
		2,248,642
Philippines — 1.74%
Security Bank Corp.	481,020	1,010,622
Wilcon Depot, Inc.	1,756,300	916,419
		1,927,041
Cambodia — 0.72%
NagaCorp Ltd.	892,000	790,261
Total FAR EAST (Cost $67,083,746)		74,133,722

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NORTH AMERICA — 7.27%
Canada — 3.33%
B2Gold Corp.	356,690	$1,637,724
Ivanhoe Mines Ltd. - A *	217,994	2,033,204
		3,670,928
Mexico — 2.80%
Grupo Traxion SAB de CV 1,*	581,400	924,861
Qualitas Controladora SAB de CV	380,800	2,171,843
		3,096,704
United States — 1.14%
Copa Holdings SA - A *	15,018	1,256,106
Total NORTH AMERICA (Cost $7,616,726)		8,023,738
SOUTH AMERICA — 6.65%
Brazil — 6.65%
Arezzo Industria e Comercio SA	94,900	1,799,314
Cia Brasileira de Aluminio *	201,000	847,729
Grupo SBF SA *	319,100	1,690,321
Orizon Valorizacao de Residuos SA *	196,000	1,284,422
Petro Rio SA *	172,300	867,462
SLC Agricola SA	80,500	845,571
		7,334,819
Total SOUTH AMERICA (Cost $5,481,647)		7,334,819
MIDDLE EAST — 3.39%
Saudi Arabia — 2.15%
Leejam Sports Co. JSC	39,106	1,308,840
Nahdi Medical Co. *	25,815	1,066,594
		2,375,434
United Arab Emirates — 1.24%
Dana Gas PJSC	4,263,815	1,366,330
Total MIDDLE EAST (Cost $3,665,435)		3,741,764
AFRICA — 1.75%
South Africa — 1.75%
Mr Price Group Ltd.	36,955	545,636
The Foschini Group Ltd.	137,933	1,391,177
		1,936,813
Total AFRICA (Cost $1,832,671)		1,936,813
EUROPE — 0.78%
Poland — 0.78%
Dino Polska SA 1,*	10,661	860,416
Total EUROPE (Cost $342,038)		860,416
Total COMMON STOCKS (Cost $86,022,263)		96,031,272
	Shares, Principal Amount, or Number of Contracts	Value
PREFERRED STOCKS — 1.33%
SOUTH AMERICA — 1.33%
Brazil — 1.33%
Metalurgica Gerdau SA, 3.29% [2]	571,000	$1,467,962
Total SOUTH AMERICA (Cost $1,250,100)		1,467,962
Total PREFERRED STOCKS (Cost $1,250,100)		1,467,962
SHORT TERM INVESTMENTS — 12.69%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.17% [3] (Cost $14,005,013)	14,005,013	14,005,013

TOTAL INVESTMENTS (Cost $101,277,376)	101.02%	$111,504,247
Liabilities in Excess of Other Assets	(1.02)%	(1,126,199)
Net Assets	100.00%	$110,378,048

JSC	Joint Stock Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $6,160,327, which represents 6% of Net Assets.
[2]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[3]	7 day current yield as of March 31, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SOVEREIGN BONDS — 19.53%
Brazil — 0.94%
Brazil Notas do Tesouro Nacional Serie F 10.00%, 1/1/31 [1]	2,500,000	$481,210
Chile — 0.55%
Chile Government International Bond 2.45%, 1/31/31 [2]	300,000	280,959
China — 5.35%
China Government Bond 3.20%, 3/16/24 [1]	1,200,000	192,405
China Government Bond 3.54%, 8/16/28 [1]	2,500,000	413,783
China Government Bond 2.68%, 5/21/30 [1]	7,000,000	1,086,743
China Government Bond 3.27%, 11/19/30 [1]	6,500,000	1,056,651
		2,749,582
Czech Republic — 1.19%
Czech Republic Government Bond 2.40%, 9/17/25 [1]	10,000,000	424,423
Czech Republic Government Bond 1.20%, 3/13/31 [1]	5,000,000	184,078
		608,501
Dominican Republic — 0.53%
Dominican Republic International Bond 4.88%, 9/23/32 [2]	300,000	271,503
Indonesia — 1.75%
Indonesia Treasury Bond 8.37%, 9/15/26 [1]	3,400,000,000	262,576
Indonesia Treasury Bond 7.00%, 9/15/30 [1]	9,000,000,000	638,481
		901,057
Mexico — 2.53%
Mexican Bonos 8.50%, 11/18/38 [1]	11,000,000	562,086
Mexico Government International Bond 4.50%, 4/22/29 [2]	260,000	274,180
Petroleos Mexicanos 6.50%, 3/13/27 [2]	300,000	304,650
Petroleos Mexicanos 6.70%, 2/16/32 [2]	169,000	160,550
		1,301,466
	Shares, Principal Amount, or Number of Contracts	Value
Nigeria — 0.92%
Nigeria Government International Bond 7.14%, 2/23/30 [2]	300,000	$283,515
Nigeria Government International Bond 7.88%, 2/16/32 [2]	200,000	190,077
		473,592
Peru — 1.63%
Peruvian Government International Bond 6.95%, 8/12/31 [1]	3,000,000	835,831
Qatar — 0.82%
Qatar Government International Bond 3.75%, 4/16/30 [2]	400,000	423,003
Saudi Arabia — 1.74%
Saudi Government International Bond 3.25%, 10/22/30 [2]	500,000	505,478
Saudi Government International Bond 2.75%, 2/3/32 [2]	400,000	389,580
		895,058
South Africa — 1.58%
Republic of South Africa Government Bond 8.50%, 1/31/37 [1]	13,900,000	811,836
Total SOVEREIGN BONDS (Cost $9,989,782)		10,033,598
COMMON STOCKS — 73.97%
Argentina — 0.57%
MercadoLibre, Inc. 2,3,*	244	290,233
Australia — 1.12%
Lynas Rare Earths Ltd. *	72,418	577,349
Brazil — 2.58%
LOG Commercial Properties e Participacoes SA	59,400	362,684
Petro Rio SA *	45,200	227,564
Petroleo Brasileiro SA - SP ADR [2,3]	27,011	399,763
Vale SA - SP ADR [2,3]	16,896	337,751
		1,327,762
Canada — 3.78%
B2Gold Corp.	64,300	295,230
Cameco Corp. [2]	9,865	287,072
Ivanhoe Mines Ltd. - A *	92,300	860,871
Nutrien Ltd. [2,3]	4,787	497,800
		1,940,973
China — 13.77%
Alibaba Group Holding Ltd. *	15,213	207,607

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Autohome, Inc. - ADR [2]	5,109	$155,365
BeiGene Ltd. - ADR 2,*	839	158,235
BYD Co. Ltd. - H	14,061	391,111
China Merchants Bank Co. Ltd. - H	83,259	648,124
Contemporary Amperex Technology Co. Ltd. - A	6,308	504,767
East Money Information Co. Ltd. - A	108,959	431,591
Ganfeng Lithium Co. Ltd. - H [4]	32,200	453,018
Huazhu Group Ltd. - ADR [2]	4,808	158,616
JD Health International, Inc. 4,*	172	1,030
JD.com, Inc. - A *	1,783	50,664
JD.com, Inc. - ADR 2,3,*	3,549	205,381
Li Ning Co. Ltd.	33,684	286,023
Meituan - B 4,*	26,352	499,211
Ping An Insurance Group Co. of China Ltd. - H	52,000	363,535
Postal Savings Bank of China Co. Ltd. - H [4]	523,000	421,144
Sungrow Power Supply Co. Ltd. - A	13,470	225,922
Techtronic Industries Co. Ltd.	13,000	208,279
Tencent Holdings Ltd.	31,653	1,459,024
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. - A	4,972	247,137
		7,075,784
Czech Republic — 1.16%
Komercni banka A/S	15,335	593,676
France — 0.51%
L'Oreal SA	651	260,039
India — 9.90%
Apollo Hospitals Enterprise Ltd.	4,666	276,915
Asian Paints Ltd.	8,053	325,858
Bharti Airtel Ltd. *	28,289	280,470
HDFC Bank Ltd. - ADR [2,3]	11,908	730,318
Housing Development Finance Corp. Ltd.	23,055	720,886
ICICI Bank Ltd. - SP ADR [2,3]	44,648	845,633
Power Grid Corp. of India Ltd.	167,822	478,450
Reliance Industries Ltd.	24,096	833,422
Tech Mahindra Ltd.	30,041	591,056
		5,083,008
Indonesia — 2.45%
Bank Central Asia Tbk PT	1,745,245	970,104
Bank Negara Indonesia Persero Tbk PT	506,400	289,328
		1,259,432
Japan — 1.00%
Tokyo Electron Ltd.	1,000	513,561
	Shares, Principal Amount, or Number of Contracts	Value
Mexico — 1.87%
Grupo Financiero Banorte SAB de CV - O	127,671	$961,673
Netherlands — 1.14%
ASML Holding NV	876	585,362
Qatar — 1.15%
Qatar National Bank QPSC	93,873	593,243
Saudi Arabia — 2.49%
Nahdi Medical Co. *	6,402	264,510
Saudi Arabian Oil Co. [4]	88,439	1,014,457
		1,278,967
South Africa — 1.71%
Gold Fields Ltd.	21,489	332,770
MTN Group Ltd.	42,189	545,889
		878,659
South Korea — 9.37%
Hankook Tire & Technology Co. Ltd.	12,863	355,146
Hyundai Mipo Dockyard Co. Ltd. *	3,930	251,687
KB Financial Group, Inc.	8,371	419,503
Kia Corp.	6,212	376,249
LEENO Industrial, Inc.	4,257	642,944
Macquarie Korea Infrastructure Fund	44,563	503,396
Samsung Electronics Co. Ltd.	39,540	2,262,597
SK Innovation Co. Ltd. *	21	3,717
		4,815,239
Taiwan — 11.21%
Chailease Holding Co. Ltd.	67,000	587,679
Delta Electronics, Inc.	35,986	333,652
Hon Hai Precision Industry Co. Ltd.	121,103	444,670
MediaTek, Inc.	7,585	236,049
Sinbon Electronics Co. Ltd.	40,136	362,033
Taiwan Semiconductor Manufacturing Co. Ltd.	172,668	3,542,029
Unimicron Technology Corp.	29,311	249,831
		5,755,943
Thailand — 0.78%
Airports of Thailand PCL - NVDR *	201,600	399,790
United Arab Emirates — 0.83%
Air Arabia PJSC	983,661	428,756
United States — 5.43%
EPAM System, Inc. *	742	220,085
Liberty Media Corp.-Liberty Formula One - C 3,*	6,877	480,290
MELI Kaszek Pioneer Corp. - A 3,*	18,498	190,159
Newmont Corp. [3]	10,266	815,634

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Emerging Markets Opportunities Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
NVIDIA Corp. [3]	878	$239,571
Samsonite International SA 4,*	247,254	553,202
SiTime Corp. *	1,168	289,454
		2,788,395
Uruguay — 1.15%
Globant SA 2,3,*	2,256	591,230
Total COMMON STOCKS (Cost $29,865,226)		37,999,074
PURCHASED CALL OPTIONS — 0.03%
Chinese Yuan vs. U.S. Dollar Exercise Price: $6.50, Notional Amount: $30,000,000, Expiration Date: June 23, 2022	4,615,385	13,701
Total PURCHASED CALL OPTIONS (Premiums paid $24,759)		13,701
SHORT TERM INVESTMENTS — 4.88%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.17% [5] (Cost $2,507,720)	2,507,720	2,507,720

TOTAL INVESTMENTS (Cost $42,387,487)	98.41%	$50,554,093
Other Assets in Excess of Liabilities	1.59%	815,568
Net Assets	100.00%	$51,369,661

ADR	American Depositary Receipt
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Public Joint Stock Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security, principal amount shown in local currency.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[4]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $2,942,062, which represents 6% of Net Assets.
[5]	7 day current yield as of March 31, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 97.43%
EUROPE — 63.06%
United Kingdom — 18.22%
888 Holdings PLC	588,501	$1,426,341
Abcam PLC *	357,040	6,453,528
Auto Trader Group PLC [1]	346,408	2,859,697
Conduit Holdings Ltd.	386,582	1,904,376
ConvaTec Group PLC [1]	792,062	2,237,115
Cranswick PLC	45,033	2,078,656
Dr. Martens PLC	483,922	1,504,544
Electrocomponents PLC	257,386	3,635,132
Ergomed PLC *	86,900	1,535,854
Fevertree Drinks PLC	68,929	1,609,413
Halfords Group PLC	973,713	3,146,631
Marks & Spencer Group PLC *	1,314,372	2,652,877
OSB Group PLC	726,752	5,382,935
Pets at Home Group PLC	272,802	1,288,724
Serco Group PLC	2,256,417	4,248,100
Synthomer PLC	739,997	2,956,862
The Restaurant Group PLC *	2,567,100	2,053,181
WH Smith PLC *	166,900	3,117,326
Yellow Cake PLC 1,*	284,724	1,473,661
		51,564,953
Germany — 10.40%
Befesa SA 1,*	47,959	3,769,282
GFT Technologies SE	75,965	3,463,689
Hornbach Holding AG & Co. KGaA	39,527	4,982,577
HUGO BOSS AG	49,291	2,843,697
Ibu-Tec Advanced Materials AG *	27,154	999,512
Rheinmetall AG	30,343	6,413,557
SUESS MicroTec SE *	138,179	2,421,237
TAG Immobilien AG	71,732	1,624,289
VERBIO Vereinigte BioEnergie AG	37,808	2,908,218
		29,426,058
France — 8.14%
Coface SA	179,585	2,162,628
IPSOS	106,837	5,318,058
JCDecaux SA *	123,998	2,930,585
Lectra	31,360	1,490,477
Maisons du Monde SA [1]	74,281	1,427,922
Rexel SA *	180,001	3,842,630
Virbac SA	10,415	4,163,644
Waga Energy SA *	40,847	1,699,244
		23,035,188
Switzerland — 4.63%
Belimo Holding AG	5,455	2,889,077
Flughafen Zurich AG *	14,989	2,690,329
PolyPeptide Group AG 1,*	18,225	1,441,838
Siegfried Holding AG *	3,320	2,736,565
Tecan Group AG	4,398	1,738,707
	Shares, Principal Amount, or Number of Contracts	Value
Ypsomed Holding AG	9,157	$1,608,279
		13,104,795
Netherlands — 4.53%
Accell Group NV *	63,905	4,047,063
Corbion NV	49,039	1,678,087
Fugro NV *	121,307	1,452,066
OCI NV *	160,040	5,650,129
		12,827,345
Denmark — 3.92%
ISS A/S *	189,373	3,365,454
Matas A/S	134,888	1,928,716
Ossur HF *	450,158	2,627,668
Royal Unibrew A/S	33,947	3,171,521
		11,093,359
Italy — 2.89%
FinecoBank Banca Fineco SpA	96,244	1,460,030
Intercos SpA *	160,273	2,209,168
Leonardo SpA *	285,206	2,834,142
Seco SpA *	264,527	1,679,685
		8,183,025
Norway — 1.77%
Aker Solutions ASA *	1,122,622	3,861,339
SmartCraft ASA *	569,124	1,154,299
		5,015,638
Spain — 1.74%
Indra Sistemas SA *	444,417	4,924,145
Austria — 1.73%
BAWAG Group AG 1,*	56,273	2,839,485
DO & CO AG *	24,441	2,055,157
		4,894,642
Sweden — 1.55%
Hexatronic Group AB	67,975	2,702,042
Kindred Group PLC	153,049	1,669,853
		4,371,895
Finland — 1.54%
Metso Outotec OYJ	516,680	4,355,453
Ireland — 1.06%
Glanbia PLC	260,591	2,995,217
Belgium — 0.94%
Lotus Bakeries NV	507	2,649,666
Total EUROPE (Cost $177,286,424)		178,441,379
NORTH AMERICA — 16.97%
Canada — 14.78%
Boardwalk REIT	74,774	3,516,349
Cameco Corp.	100,000	2,912,451
Converge Technology Solutions Corp. *	551,888	4,516,109
Docebo, Inc. *	41,266	2,133,031
Intertape Polymer Group, Inc.	68,625	2,178,171
K92 Mining, Inc. *	396,854	2,901,448
Kinaxis, Inc. *	42,811	5,603,116

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus International Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Major Drilling Group International, Inc. *	298,333	$2,904,222
Pason Systems, Inc.	307,500	3,765,808
Precision Drilling Corp. *	68,200	5,057,105
TELUS International CDA, Inc. 2,*	144,410	3,568,371
Tidewater Renewables Ltd. *	84,414	808,927
Xenon Pharmaceuticals, Inc. 2,*	63,629	1,945,139
		41,810,247
Mexico — 2.19%
Banco del Bajio SA [1]	1,278,546	3,493,664
Controladora Vuela Cia de Aviacion SAB de CV - ADR 2,*	73,431	1,335,710
GCC SAB de CV	190,986	1,375,310
		6,204,684
Total NORTH AMERICA (Cost $44,422,467)		48,014,931
FAR EAST — 15.79%
Japan — 13.45%
Asics Corp.	218,200	4,210,568
Azbil Corp.	92,800	3,080,017
Capcom Co. Ltd.	48,000	1,163,728
Fujitec Co. Ltd.	78,850	2,024,751
Koito Manufacturing Co. Ltd.	68,600	2,776,211
MINEBEA MITSUMI, Inc.	85,454	1,861,185
MonotaRO Co. Ltd.	216,590	4,648,527
Nichias Corp.	71,230	1,466,574
Riken Keiki Co. Ltd.	35,200	1,404,901
Shibaura Machine Co. Ltd.	121,200	3,370,604
Takeuchi Manufacturing Co. Ltd.	118,400	2,545,995
Tokai Carbon Co. Ltd.	181,400	1,692,346
Topre Corp.	58,400	557,695
Visional, Inc. *	52,800	3,249,519
Yokogawa Electric Corp.	235,700	4,015,977
		38,068,598
Australia — 1.29%
Cochlear Ltd.	21,822	3,643,424
Taiwan — 1.05%
Giant Manufacturing Co. Ltd.	328,589	2,974,332
Total FAR EAST (Cost $45,607,316)		44,686,354
SOUTH AMERICA — 1.61%
Brazil — 1.61%
Cyrela Brazil Realty SA Empreendimentos e Participacoes	499,400	1,831,429
Iochpe Maxion SA	680,925	1,846,387
	Shares, Principal Amount, or Number of Contracts	Value
Minerva SA	330,200	$882,882
		4,560,698
Total SOUTH AMERICA (Cost $5,713,762)		4,560,698
Total COMMON STOCKS (Cost $273,029,969)		275,703,362
SHORT TERM INVESTMENTS — 1.65%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.17% [3] (Cost $4,651,834)	4,651,834	4,651,834

TOTAL INVESTMENTS (Cost $277,681,803)	99.08%	$280,355,196
Other Assets In Excess of Liabilities	0.92%	2,610,769
Net Assets	100.00%	$282,965,965

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $19,542,664, which represents 7% of Net Assets.
[2]	Foreign security denominated and/or traded in U.S. dollars.
[3]	7 day current yield as of March 31, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 98.96%
HEALTH CARE — 27.65%
Biotechnology — 15.03%
Apellis Pharmaceuticals, Inc. *	44,596	$2,265,923
Avid Bioservices, Inc. *	139,453	2,840,658
Bicycle Therapeutics PLC - ADR 1,*	28,782	1,262,954
Biomea Fusion, Inc. *	51,089	227,857
C4 Therapeutics, Inc. *	44,397	1,077,071
Celldex Therapeutics, Inc. *	36,683	1,249,423
Centessa Pharmaceuticals PLC - ADR 1,*	62,019	556,310
Crinetics Pharmaceuticals, Inc. *	183,925	4,037,154
Cytokinetics, Inc. *	110,727	4,075,861
Day One Biopharmaceuticals, Inc. *	50,616	502,111
Dynavax Technologies Corp. *	59,514	645,132
Elevation Oncology, Inc. *	37,723	95,062
Imago Biosciences, Inc. *	44,534	858,170
IVERIC bio, Inc. *	105,992	1,783,845
Merus NV 1,*	89,529	2,367,147
Morphic Holding, Inc. *	15,777	633,447
Nuvalent, Inc. - A *	75,665	1,050,987
Relay Therapeutics, Inc. *	143,136	4,284,060
SpringWorks Therapeutics, Inc. *	65,358	3,688,805
VectivBio Holding AG 1,*	53,052	249,344
Xenon Pharmaceuticals, Inc. 1,*	143,254	4,379,275
		38,130,596
Health Care Equipment & Supplies — 4.16%
Alphatec Holdings, Inc. *	142,643	1,640,394
CryoPort, Inc. *	23,629	824,888
Cutera, Inc. *	18,272	1,260,768
Lantheus Holdings, Inc. *	43,032	2,380,100
PROCEPT BioRobotics Corp. *	22,607	791,019
SeaSpine Holdings Corp. *	110,067	1,338,415
SI-BONE, Inc. *	55,407	1,252,198
Treace Medical Concepts, Inc. *	56,716	1,072,500
		10,560,282
Health Care Providers & Services — 3.42%
AirSculpt Technologies, Inc. *	166,851	2,282,522
Cross Country Healthcare, Inc. *	166,783	3,614,188
PetIQ, Inc. *	75,173	1,834,221
RadNet, Inc. *	41,936	938,108
		8,669,039
Health Care Technology — 2.22%
Inspire Medical Systems, Inc. *	8,879	2,279,150
OptimizeRx Corp. *	53,401	2,013,752
Phreesia, Inc. *	40,153	1,058,433
	Shares, Principal Amount, or Number of Contracts	Value
Sophia Genetics SA 1,*	36,197	$279,803
		5,631,138
Life Sciences Tools & Services — 1.47%
Codexis, Inc. *	117,694	2,426,850
Inotiv, Inc. *	50,267	1,315,990
		3,742,840
Pharmaceuticals — 1.35%
CinCor Pharma, Inc. *	51,014	894,786
DICE Therapeutics, Inc. *	75,210	1,438,767
Ventyx Biosciences, Inc. *	80,363	1,090,526
		3,424,079
Total HEALTH CARE (Cost $62,106,894)		70,157,974
CONSUMER DISCRETIONARY — 16.48%
Hotels, Restaurants & Leisure — 9.16%
Dave & Buster's Entertainment, Inc. *	51,842	2,545,442
Everi Holdings, Inc. *	201,989	4,241,769
Full House Resorts, Inc. *	207,167	1,990,875
Golden Entertainment, Inc. *	58,199	3,379,616
Kura Sushi USA, Inc. - A *	36,004	1,985,620
Lindblad Expeditions Holdings, Inc. *	79,771	1,202,947
Monarch Casino & Resort, Inc. *	7,439	648,904
Playa Hotels & Resorts NV *	344,769	2,982,252
Portillo's, Inc. - A *	50,479	1,239,764
Xponential Fitness, Inc. - A *	129,047	3,024,862
		23,242,051
Specialty Retail — 2.16%
Arhaus, Inc. *	88,644	754,360
Boot Barn Holdings, Inc. *	35,200	3,336,608
Brilliant Earth Group, Inc. - A *	134,319	1,382,143
		5,473,111
Diversified Consumer Services — 1.62%
European Wax Center, Inc. - A *	138,817	4,103,431
Household Durables — 1.36%
Skyline Champion Corp. *	44,665	2,451,215
The Lovesac Co. *	18,482	999,137
		3,450,352
Internet & Direct Marketing Retail — 1.34%
Liquidity Services, Inc. *	77,484	1,326,526
RumbleON, Inc. - B *	40,596	1,388,789
Xometry, Inc. - A *	18,513	680,353
		3,395,668
Textiles, Apparel & Luxury Goods — 0.56%
Movado Group, Inc.	36,333	1,418,804

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Auto Components — 0.28%
XPEL, Inc. *	13,771	$724,492
Total CONSUMER DISCRETIONARY (Cost $32,860,661)		41,807,909
INDUSTRIALS — 13.75%
Machinery — 3.11%
Energy Recovery, Inc. *	70,761	1,425,126
The Greenbrier Cos., Inc.	38,153	1,965,261
The Shyft Group, Inc.	79,572	2,873,345
Titan International, Inc. *	59,557	877,275
Wabash National Corp.	49,812	739,210
		7,880,217
Trading Companies & Distributors — 2.28%
BlueLinx Holdings, Inc. *	21,155	1,520,621
H&E Equipment Services, Inc.	49,282	2,144,753
Karat Packaging, Inc. *	77,603	1,540,419
McGrath RentCorp	6,860	582,963
		5,788,756
Air Freight & Logistics — 2.09%
Air Transport Services Group, Inc. *	75,802	2,535,577
Forward Air Corp.	28,215	2,758,863
		5,294,440
Aerospace & Defense — 1.78%
AAR Corp. *	55,663	2,695,759
Triumph Group, Inc. *	71,882	1,817,177
		4,512,936
Commercial Services & Supplies — 1.56%
Montrose Environmental Group, Inc. *	64,193	3,397,736
Performant Financial Corp. *	182,722	568,265
		3,966,001
Construction & Engineering — 1.54%
Dycom Industries, Inc. *	14,138	1,346,786
NV5 Global, Inc. *	19,298	2,572,423
		3,919,209
Marine — 0.88%
Star Bulk Carriers Corp. [1]	75,185	2,232,243
Professional Services — 0.51%
HireRight Holdings Corp. *	75,322	1,288,006
Total INDUSTRIALS (Cost $29,065,797)		34,881,808
INFORMATION TECHNOLOGY — 11.65%
Semiconductors & Semiconductor Equipment — 5.64%
Alpha & Omega Semiconductor Ltd. *	21,622	1,181,642
Axcelis Technologies, Inc. *	61,931	4,677,648
	Shares, Principal Amount, or Number of Contracts	Value
Camtek Ltd. 1,*	23,323	$710,419
Impinj, Inc. *	52,148	3,313,484
Silicon Motion Technology Corp. - ADR [1]	21,092	1,409,367
SMART Global Holdings, Inc. *	117,195	3,027,147
		14,319,707
Communications Equipment — 3.38%
Aviat Networks, Inc. *	41,381	1,273,293
Calix, Inc. *	32,527	1,395,734
Clearfield, Inc. *	44,204	2,882,985
Extreme Networks, Inc. *	133,602	1,631,280
Sierra Wireless, Inc. 1,*	76,624	1,382,297
		8,565,589
Software — 1.45%
ChannelAdvisor Corp. *	142,818	2,366,494
Docebo, Inc. 1,*	25,379	1,315,140
		3,681,634
IT Services — 1.18%
Endava PLC - SP ADR 1,*	14,381	1,913,105
International Money Express, Inc. *	52,397	1,079,902
		2,993,007
Total INFORMATION TECHNOLOGY (Cost $23,591,821)		29,559,937
ENERGY — 10.11%
Oil, Gas & Consumable Fuels — 7.76%
Civitas Resources, Inc.	61,688	3,683,390
Energy Fuels, Inc. *	309,813	2,834,789
Golar LNG Ltd. *	103,300	2,559,774
Green Plains, Inc. *	63,894	1,981,353
Matador Resources Co.	105,662	5,597,973
Ranger Oil Corp. - A *	87,828	3,032,701
		19,689,980
Energy Equipment & Services — 2.35%
Nabors Industries Ltd. *	10,767	1,644,336
NexTier Oilfield Solutions, Inc. *	138,905	1,283,482
Patterson-UTI Energy, Inc.	98,714	1,528,093
U.S. Silica Holdings, Inc. *	80,388	1,500,040
		5,955,951
Total ENERGY (Cost $19,504,939)		25,645,931
FINANCIALS — 6.97%
Banks — 4.93%
Customers Bancorp, Inc. *	27,940	1,456,791
Live Oak Bancshares, Inc.	25,612	1,303,395
Meta Financial Group, Inc.	52,391	2,877,314

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Micro Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Metropolitan Bank Holding Corp. *	34,140	$3,474,428
Triumph Bancorp, Inc. *	36,035	3,388,011
		12,499,939
Thrifts & Mortgage Finance — 0.88%
NMI Holdings, Inc. - A *	108,690	2,241,188
Insurance — 0.67%
BRP Group, Inc. - A *	63,458	1,702,578
Capital Markets — 0.49%
Cowen, Inc. - A	45,824	1,241,830
Total FINANCIALS (Cost $11,815,979)		17,685,535
CONSUMER STAPLES — 5.92%
Beverages — 2.51%
Celsius Holdings, Inc. *	25,996	1,434,459
MGP Ingredients, Inc.	33,062	2,829,777
The Duckhorn Portfolio, Inc. *	116,254	2,114,660
		6,378,896
Personal Products — 1.73%
elf Beauty, Inc. *	39,269	1,014,318
The Beauty Health Co. *	150,538	2,541,081
Thorne HealthTech, Inc. *	132,107	840,201
		4,395,600
Food Products — 1.68%
Sovos Brands, Inc. *	168,384	2,387,685
The Real Good Food Co., Inc. *	94,875	749,513
The Vita Coco Co., Inc. *	124,043	1,111,425
		4,248,623
Total CONSUMER STAPLES (Cost $14,100,828)		15,023,119
MATERIALS — 5.63%
Metals & Mining — 2.68%
Allegheny Technologies, Inc. *	109,612	2,941,986
Alpha Metallurgical Resources, Inc. *	5,502	726,044
Carpenter Technology Corp.	50,229	2,108,614
TimkenSteel Corp. *	46,341	1,013,941
		6,790,585
Chemicals — 2.53%
AdvanSix, Inc.	19,778	1,010,458
Aspen Aerogels, Inc. *	111,189	3,833,797
Intrepid Potash, Inc. *	19,167	1,574,377
		6,418,632
Containers & Packaging — 0.42%
Ranpak Holdings Corp. *	52,715	1,076,967
Total MATERIALS (Cost $11,344,718)		14,286,184
	Shares, Principal Amount, or Number of Contracts	Value
COMMUNICATION SERVICES — 0.80%
Media — 0.80%
Perion Network Ltd. 1,*	90,003	$2,024,168
Total COMMUNICATION SERVICES (Cost $1,035,034)		2,024,168
Total COMMON STOCKS (Cost $205,426,671)		251,072,565
WARRANTS — 0.01%
EQRx, Inc., Exp 12/31/2028, Strike $11.50	34,575	28,006
Total WARRANTS (Cost $0)		28,006
SHORT TERM INVESTMENTS — 1.38%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.17% [2] (Cost $3,504,877)	3,504,877	3,504,877

TOTAL INVESTMENTS (Cost $208,931,548)	100.35%	$254,605,448
Liabilities In Excess of Other Assets	(0.35)%	(894,560)
Net Assets	100.00%	$253,710,888

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.32%
HEALTH CARE — 22.92%
Biotechnology — 11.12%
Apellis Pharmaceuticals, Inc. *	64,759	$3,290,405
Blueprint Medicines Corp. *	19,141	1,222,727
Centessa Pharmaceuticals PLC - ADR 1,*	132,589	1,189,323
Crinetics Pharmaceuticals, Inc. *	217,058	4,764,423
Cytokinetics, Inc. *	237,916	8,757,688
Galapagos NV - SP ADR 1,*	72,657	4,506,187
Halozyme Therapeutics, Inc. *	127,408	5,081,031
Kymera Therapeutics, Inc. *	47,159	1,995,769
Merus NV 1,*	85,576	2,262,629
Morphic Holding, Inc. *	61,004	2,449,311
Nuvalent, Inc. - A *	131,786	1,830,508
Relay Therapeutics, Inc. *	318,207	9,523,936
SpringWorks Therapeutics, Inc. *	148,492	8,380,888
Xenon Pharmaceuticals, Inc. 1,*	191,718	5,860,819
		61,115,644
Health Care Equipment & Supplies — 4.41%
AtriCure, Inc. *	49,278	3,236,087
Inari Medical, Inc. *	45,625	4,135,450
Inmode Ltd. 1,*	45,686	1,686,270
Lantheus Holdings, Inc. *	100,151	5,539,352
Shockwave Medical, Inc. *	33,411	6,928,105
STAAR Surgical Co. *	34,075	2,722,933
		24,248,197
Health Care Technology — 2.86%
Allscripts Healthcare Solutions, Inc. *	204,211	4,598,832
Inspire Medical Systems, Inc. *	36,906	9,473,401
OptimizeRx Corp. *	43,141	1,626,847
		15,699,080
Pharmaceuticals — 2.34%
DICE Therapeutics, Inc. *	146,203	2,796,864
Intra-Cellular Therapies, Inc. *	76,590	4,686,542
Pacira BioSciences, Inc. *	70,879	5,409,485
		12,892,891
Life Sciences Tools & Services — 1.12%
Codexis, Inc. *	84,553	1,743,483
Medpace Holdings, Inc. *	18,167	2,971,939
Repligen Corp. *	7,610	1,431,365
		6,146,787
Health Care Providers & Services — 1.07%
AMN Healthcare Services, Inc. *	56,219	5,865,328
Total HEALTH CARE (Cost $116,580,424)		125,967,927
	Shares, Principal Amount, or Number of Contracts	Value
INDUSTRIALS — 21.53%
Machinery — 4.30%
Chart Industries, Inc. *	44,426	$7,631,054
Evoqua Water Technologies Corp. *	129,752	6,095,749
Kornit Digital Ltd. 1,*	23,781	1,966,451
The Greenbrier Cos., Inc.	71,744	3,695,533
The Shyft Group, Inc.	117,692	4,249,858
		23,638,645
Trading Companies & Distributors — 3.84%
Core & Main, Inc. - A *	232,193	5,616,749
Herc Holdings, Inc.	34,886	5,829,102
Triton International Ltd.	70,076	4,917,934
Univar Solutions, Inc. *	147,725	4,747,881
		21,111,666
Professional Services — 3.12%
Exponent, Inc.	24,097	2,603,681
KBR, Inc.	166,988	9,139,253
ManTech International Corp. - A	44,651	3,848,469
Sterling Check Corp. *	57,860	1,529,240
		17,120,643
Aerospace & Defense — 2.35%
AAR Corp. *	85,729	4,151,855
Axon Enterprise, Inc. *	13,650	1,880,015
Spirit AeroSystems Holdings, Inc. - A	140,212	6,854,965
		12,886,835
Construction & Engineering — 2.31%
Fluor Corp. *	118,769	3,407,482
WillScot Mobile Mini Holdings Corp. *	237,307	9,285,823
		12,693,305
Marine — 2.15%
Kirby Corp. *	89,753	6,479,269
Star Bulk Carriers Corp. [1]	179,871	5,340,370
		11,819,639
Commercial Services & Supplies — 1.28%
Montrose Environmental Group, Inc. *	63,147	3,342,371
Tetra Tech, Inc.	22,551	3,719,562
		7,061,933
Electrical Equipment — 1.18%
Atkore, Inc. *	65,729	6,470,363
Air Freight & Logistics — 0.51%
Forward Air Corp.	28,529	2,789,566

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Road & Rail — 0.49%
Saia, Inc. *	11,060	$2,696,649
Total INDUSTRIALS (Cost $104,638,861)		118,289,244
INFORMATION TECHNOLOGY — 13.67%
Semiconductors & Semiconductor Equipment — 7.36%
Ambarella, Inc. *	34,311	3,599,910
Axcelis Technologies, Inc. *	123,111	9,298,574
Impinj, Inc. *	59,913	3,806,872
MaxLinear, Inc. *	105,371	6,148,398
Rambus, Inc. *	115,555	3,685,049
Silicon Motion Technology Corp. - ADR [1]	78,648	5,255,259
SiTime Corp. *	8,962	2,220,963
Synaptics, Inc. *	18,569	3,704,516
Ultra Clean Holdings, Inc. *	64,575	2,737,334
		40,456,875
Software — 4.41%
ChannelAdvisor Corp. *	64,563	1,069,809
CyberArk Software Ltd. 1,*	27,957	4,717,744
Docebo, Inc. 1,*	66,995	3,471,681
Five9, Inc. *	23,026	2,542,070
Paylocity Holding Corp. *	30,246	6,223,719
Teradata Corp. *	55,117	2,716,717
Zscaler, Inc. *	14,490	3,496,147
		24,237,887
IT Services — 1.40%
DigitalOcean Holdings, Inc. *	50,496	2,921,194
Endava PLC - SP ADR 1,*	35,653	4,742,918
		7,664,112
Communications Equipment — 0.50%
Calix, Inc. *	64,048	2,748,300
Total INFORMATION TECHNOLOGY (Cost $59,922,855)		75,107,174
CONSUMER DISCRETIONARY — 10.67%
Hotels, Restaurants & Leisure — 6.39%
Dave & Buster's Entertainment, Inc. *	117,563	5,772,343
Dutch Bros, Inc. - A *	60,616	3,350,246
Everi Holdings, Inc. *	245,453	5,154,513
Krispy Kreme, Inc.	203,810	3,026,578
Playa Hotels & Resorts NV *	310,366	2,684,666
Red Rock Resorts, Inc. - A	97,387	4,729,113
SeaWorld Entertainment, Inc. *	139,713	10,400,236
		35,117,695
Specialty Retail — 1.52%
Boot Barn Holdings, Inc. *	67,604	6,408,183
	Shares, Principal Amount, or Number of Contracts	Value
Murphy USA, Inc.	9,757	$1,951,010
		8,359,193
Auto Components — 1.21%
Gentherm, Inc. *	30,758	2,246,564
Visteon Corp. *	40,328	4,400,995
		6,647,559
Household Durables — 0.97%
Skyline Champion Corp. *	96,874	5,316,445
Leisure Products — 0.58%
Callaway Golf Co. *	135,216	3,166,759
Total CONSUMER DISCRETIONARY (Cost $55,398,446)		58,607,651
ENERGY — 9.72%
Oil, Gas & Consumable Fuels — 8.13%
California Resources Corp.	96,132	4,299,984
Callon Petroleum Co. *	86,461	5,108,116
Cameco Corp. [1]	358,304	10,426,646
Civitas Resources, Inc.	41,077	2,452,708
Golar LNG Ltd. *	138,751	3,438,250
Magnolia Oil & Gas Corp. - A	389,988	9,223,216
Matador Resources Co.	184,120	9,754,678
		44,703,598
Energy Equipment & Services — 1.59%
Helmerich & Payne, Inc.	136,298	5,830,828
Patterson-UTI Energy, Inc.	186,702	2,890,147
		8,720,975
Total ENERGY (Cost $44,481,238)		53,424,573
MATERIALS — 7.24%
Metals & Mining — 4.39%
Allegheny Technologies, Inc. *	195,043	5,234,954
MP Materials Corp. *	215,560	12,360,211
Schnitzer Steel Industries, Inc. - A	25,137	1,305,616
Yamana Gold, Inc. [1]	934,545	5,214,761
		24,115,542
Chemicals — 2.85%
Aspen Aerogels, Inc. *	111,025	3,828,142
Cabot Corp.	87,999	6,020,012
Livent Corp. *	223,791	5,834,231
		15,682,385
Total MATERIALS (Cost $33,726,920)		39,797,927
FINANCIALS — 6.41%
Banks — 3.44%
Customers Bancorp, Inc. *	52,700	2,747,778

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Live Oak Bancshares, Inc.	53,492	$2,722,208
The Bancorp, Inc. *	160,790	4,555,181
Triumph Bancorp, Inc. *	94,075	8,844,931
		18,870,098
Insurance — 2.23%
BRP Group, Inc. - A *	106,824	2,866,088
Kinsale Capital Group, Inc.	41,156	9,384,391
		12,250,479
Capital Markets — 0.74%
CI Financial Corp. [1]	92,517	1,471,020
StepStone Group, Inc. - A	79,123	2,615,807
		4,086,827
Total FINANCIALS (Cost $33,473,703)		35,207,404
CONSUMER STAPLES — 3.63%
Beverages — 1.70%
Celsius Holdings, Inc. *	72,072	3,976,933
The Duckhorn Portfolio, Inc. *	296,180	5,387,514
		9,364,447
Food Products — 1.00%
Freshpet, Inc. *	53,478	5,488,982
Personal Products — 0.93%
The Beauty Health Co. *	302,223	5,101,524
Total CONSUMER STAPLES (Cost $19,894,270)		19,954,953
COMMUNICATION SERVICES — 2.56%
Interactive Media & Services — 1.47%
Cargurus, Inc. *	190,306	8,080,393
Media — 1.09%
Nexstar Media Group, Inc. - A	31,671	5,969,350
Total COMMUNICATION SERVICES (Cost $12,990,344)		14,049,743
REAL ESTATE — 0.97%
Real Estate Investment Trusts (REITs) — 0.97%
Ryman Hospitality Properties, Inc. *	57,316	5,317,205
Total REAL ESTATE (Cost $5,194,888)		5,317,205
Total COMMON STOCKS (Cost $486,301,949)		545,723,801
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 1.40%
Northern Institutional U.S. Government Select Portfolio (Shares Class), 0.17% [2] (Cost $7,697,256)	7,697,256	$7,697,256

TOTAL INVESTMENTS (Cost $493,999,205)	100.72%	$553,421,057
Liabilities In Excess of Other Assets	(0.72)%	(3,966,278)
Net Assets	100.00%	$549,454,779

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
COMMON STOCKS — 99.43%
INDUSTRIALS — 23.22%
Trading Companies & Distributors — 4.61%
Core & Main, Inc. - A *	10,283	$248,746
Triton International Ltd.	2,857	200,504
United Rentals, Inc. *	822	291,983
Univar Solutions, Inc. *	5,160	165,842
		907,075
Construction & Engineering — 3.58%
Quanta Services, Inc.	2,628	345,871
WillScot Mobile Mini Holdings Corp. *	9,174	358,979
		704,850
Professional Services — 3.20%
CACI International, Inc. - A *	643	193,710
Exponent, Inc.	946	102,215
First Advantage Corp. *	4,861	98,144
KBR, Inc.	4,298	235,230
		629,299
Machinery — 3.05%
Chart Industries, Inc. *	1,752	300,941
Nordson Corp.	455	103,321
Westinghouse Air Brake Technologies Corp.	2,034	195,610
		599,872
Aerospace & Defense — 2.51%
Axon Enterprise, Inc. *	573	78,919
Curtiss-Wright Corp.	1,071	160,822
Spirit AeroSystems Holdings, Inc. - A	5,190	253,739
		493,480
Electrical Equipment — 1.92%
Acuity Brands, Inc.	759	143,679
Regal Rexnord Corp.	1,573	234,031
		377,710
Marine — 1.15%
Kirby Corp. *	3,120	225,233
Building Products — 1.13%
A. O. Smith Corp.	1,953	124,777
Carlisle Cos., Inc.	396	97,384
		222,161
Commercial Services & Supplies — 1.00%
Tetra Tech, Inc.	1,198	197,598
Road & Rail — 0.59%
Old Dominion Freight Line, Inc.	387	115,589
	Shares, Principal Amount, or Number of Contracts	Value
Air Freight & Logistics — 0.48%
GXO Logistics, Inc. *	1,324	$94,454
Total INDUSTRIALS (Cost $4,089,796)		4,567,321
INFORMATION TECHNOLOGY — 16.82%
Semiconductors & Semiconductor Equipment — 7.36%
Ambarella, Inc. *	1,128	118,350
Axcelis Technologies, Inc. *	2,775	209,596
Enphase Energy, Inc. *	742	149,721
MaxLinear, Inc. *	3,091	180,360
ON Semiconductor Corp. *	7,877	493,179
Rambus, Inc. *	4,097	130,653
Synaptics, Inc. *	487	97,156
Wolfspeed, Inc. *	603	68,658
		1,447,673
Software — 4.71%
Bill.com Holdings, Inc. *	691	156,712
CyberArk Software Ltd. 1,*	694	117,112
Five9, Inc. *	836	92,294
Paylocity Holding Corp. *	1,084	223,055
Teradata Corp. *	1,971	97,151
Zscaler, Inc. *	990	238,867
		925,191
IT Services — 3.27%
DigitalOcean Holdings, Inc. *	1,261	72,949
Endava PLC - SP ADR 1,*	1,250	166,287
Globant SA 1,*	385	100,897
MongoDB, Inc. *	684	303,416
		643,549
Communications Equipment — 1.48%
Calix, Inc. *	1,145	49,132
Juniper Networks, Inc.	6,507	241,800
		290,932
Total INFORMATION TECHNOLOGY (Cost $2,684,776)		3,307,345
HEALTH CARE — 16.38%
Biotechnology — 6.59%
Alnylam Pharmaceuticals, Inc. *	813	132,755
Argenx SE - ADR 1,*	287	90,494
Ascendis Pharma A/S - ADR 1,*	818	96,000
Blueprint Medicines Corp. *	790	50,465
Galapagos NV - SP ADR 1,*	2,551	158,213
Halozyme Therapeutics, Inc. *	4,558	181,773
Horizon Therapeutics PLC *	1,189	125,095
Relay Therapeutics, Inc. *	6,041	180,807

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
SpringWorks Therapeutics, Inc. *	4,958	$279,830
		1,295,432
Life Sciences Tools & Services — 2.65%
Bio-Techne Corp.	388	168,019
Medpace Holdings, Inc. *	642	105,025
PerkinElmer, Inc.	1,028	179,345
Repligen Corp. *	364	68,465
		520,854
Health Care Technology — 2.51%
Allscripts Healthcare Solutions, Inc. *	4,247	95,642
Doximity, Inc. - A *	1,122	58,445
Inspire Medical Systems, Inc. *	1,319	338,574
		492,661
Health Care Equipment & Supplies — 2.27%
Inari Medical, Inc. *	1,344	121,820
Insulet Corp. *	329	87,642
Shockwave Medical, Inc. *	1,147	237,842
		447,304
Pharmaceuticals — 1.20%
Arvinas, Inc. *	1,268	85,337
Intra-Cellular Therapies, Inc. *	2,464	150,772
		236,109
Health Care Providers & Services — 1.16%
AMN Healthcare Services, Inc. *	2,185	227,961
Total HEALTH CARE (Cost $3,005,020)		3,220,321
CONSUMER DISCRETIONARY — 12.61%
Hotels, Restaurants & Leisure — 3.96%
Hyatt Hotels Corp. - A *	2,779	265,256
Planet Fitness, Inc. - A *	2,494	210,693
SeaWorld Entertainment, Inc. *	4,070	302,971
		778,920
Specialty Retail — 3.12%
Tractor Supply Co.	705	164,526
Ulta Beauty, Inc. *	1,128	449,192
		613,718
Leisure Products — 1.89%
Callaway Golf Co. *	5,233	122,557
Mattel, Inc. *	11,230	249,418
		371,975
Household Durables — 0.97%
Skyline Champion Corp. *	3,473	190,598
Textiles, Apparel & Luxury Goods — 0.95%
Capri Holdings Ltd. 1,*	1,770	90,960
Under Armour, Inc. - A *	5,586	95,074
		186,034
	Shares, Principal Amount, or Number of Contracts	Value
Automobiles — 0.91%
Harley-Davidson, Inc.	4,542	$178,955
Auto Components — 0.42%
Visteon Corp. *	756	82,502
Distributors — 0.39%
LKQ Corp.	1,693	76,879
Total CONSUMER DISCRETIONARY (Cost $2,531,493)		2,479,581
MATERIALS — 8.50%
Metals & Mining — 3.17%
Cleveland-Cliffs, Inc. *	3,004	96,759
Gold Fields Ltd. - SP ADR [1]	9,569	147,937
MP Materials Corp. *	6,598	378,329
		623,025
Chemicals — 2.82%
Albemarle Corp.	805	178,026
CF Industries Holdings, Inc.	3,655	376,684
		554,710
Containers & Packaging — 2.51%
Packaging Corp. of America	1,470	229,482
Sealed Air Corp.	3,951	264,559
		494,041
Total MATERIALS (Cost $1,348,111)		1,671,776
FINANCIALS — 6.70%
Insurance — 4.22%
Kinsale Capital Group, Inc.	1,276	290,954
Ryan Specialty Group Holdings, Inc. - A *	4,837	187,627
W. R. Berkley Corp.	5,292	352,394
		830,975
Banks — 1.48%
PacWest BanCorp	2,362	101,873
Signature Bank	642	188,420
		290,293
Capital Markets — 1.00%
LPL Financial Holdings, Inc.	1,073	196,016
Total FINANCIALS (Cost $1,207,845)		1,317,284
ENERGY — 6.59%
Oil, Gas & Consumable Fuels — 5.31%
Callon Petroleum Co. *	3,059	180,726
Cameco Corp. [1]	14,535	422,968
Diamondback Energy, Inc.	3,212	440,301
		1,043,995

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Small/Mid Cap Growth Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Energy Equipment & Services — 1.28%
Helmerich & Payne, Inc.	5,899	$252,359
Total ENERGY (Cost $1,026,849)		1,296,354
COMMUNICATION SERVICES — 5.73%
Entertainment — 3.16%
Endeavor Group Holdings, Inc. - A *	3,300	97,416
Liberty Media Corp.-Liberty Formula One - C *	2,663	185,984
Live Nation Entertainment, Inc. *	1,652	194,341
Warner Music Group Corp. - A	3,797	143,716
		621,457
Interactive Media & Services — 1.45%
Cargurus, Inc. *	6,721	285,374
Media — 1.12%
Nexstar Media Group, Inc. - A	1,169	220,333
Total COMMUNICATION SERVICES (Cost $1,128,277)		1,127,164
CONSUMER STAPLES — 1.50%
Food Products — 1.00%
Freshpet, Inc. *	1,915	196,556
Beverages — 0.50%
Celsius Holdings, Inc. *	1,768	97,558
Total CONSUMER STAPLES (Cost $313,261)		294,114
REAL ESTATE — 1.38%
Real Estate Investment Trusts (REITs) — 0.98%
Ryman Hospitality Properties, Inc. *	2,077	192,683
Real Estate Management & Development — 0.40%
Jones Lang LaSalle, Inc. *	330	79,022
Total REAL ESTATE (Cost $280,325)		271,705
Total COMMON STOCKS (Cost $17,615,753)		19,552,965
	Shares, Principal Amount, or Number of Contracts	Value
SHORT TERM INVESTMENTS — 1.04%
Northern Institutional Government Portfolio (Shares Class), 0.06% [2] (Cost $204,580)	204,580	$204,580

TOTAL INVESTMENTS (Cost $17,820,333)	100.47%	$19,757,545
Liabilities In Excess of Other Assets	(0.47)%	(92,531)
Net Assets	100.00%	$19,665,014

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt

[1]	Foreign security denominated and/or traded in U.S. dollars.
[2]	7 day current yield as of March 31, 2022 is disclosed.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
CORPORATE BONDS — 24.16%
Auto Manufacturers — 2.14%
Mclaren Finance PLC 7.50%, 8/1/26 [1,2,3]	$4,110,000	$4,034,992
Commercial Services — 2.79%
MoneyGram International, Inc. 5.37%, 8/1/26 [1,2]	5,053,000	5,260,350
Diversified Financial Services — 2.04%
Home Point Capital, Inc. 5.00%, 2/1/26 [1,2]	4,698,000	3,849,118
Electric — 3.51%
Vistra Corp. 8.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 693 basis points), 10/15/26 [1,4,5]	645,000	651,444
Vistra Corp. 7.00%, (U.S. Treasury Yield Curve Rate CMT 5Y + 574 basis points), 12/15/26 [1,2,4,5]	6,127,000	5,966,166
		6,617,610
Entertainment — 6.61%
AMC Entertainment Holdings, Inc. 10.00%, 6/15/26 [1,2]	5,368,000	4,821,243
Cinemark USA, Inc. 5.25%, 7/15/28 [1,2]	8,181,000	7,640,072
		12,461,315
Lodging — 2.13%
Arrow Bidco LLC 9.50%, 3/15/24 [1,2]	3,953,000	4,022,178
Oil & Gas Services — 0.14%
Oceaneering International, Inc. 4.65%, 11/15/24	265,000	261,388
Pharmaceuticals — 1.77%
Curaleaf Holdings, Inc. 8.00%, 12/15/26 [1,3]	3,375,000	3,334,359
Retail — 1.95%
Guitar Center, Inc. 8.50%, 1/15/26 [1,2]	3,600,000	3,673,116
Trucking & Leasing — 1.08%
Fortress Transportation and Infrastructure Investors LLC 9.75%, 8/1/27 [1,2]	1,963,000	2,050,874
Total CORPORATE BONDS (Cost $47,064,116)		45,565,300
COMMON STOCKS — 63.60%
Auto Parts & Equipment — 2.69%
Holley, Inc. 2,*	364,894	5,075,676
Banks — 7.43%
Blue Foundry Bancorp 2,*	359,884	4,876,428
HarborOne Bancorp, Inc. [2]	277,293	3,887,648
	Shares, Principal Amount, or Number of Contracts	Value
Kearny Financial Corp./MD [2]	406,620	$5,237,266
		14,001,342
Biotechnology — 11.37%
Ascendis Pharma A/S - ADR 2,3,*	13,514	1,586,003
Crinetics Pharmaceuticals, Inc. *	311,324	6,833,562
DICE Therapeutics, Inc. 2,*	77,220	1,477,219
Elevation Oncology, Inc. *	297,120	748,742
Relay Therapeutics, Inc. 2,*	182,698	5,468,151
Sema4 Holdings Corp. *	112,852	346,456
SpringWorks Therapeutics, Inc. 2,*	45,000	2,539,800
Xenon Pharmaceuticals, Inc. 2,3,*	79,707	2,436,643
		21,436,576
Diversified Financial Services — 0.69%
Ally Financial, Inc.	29,855	1,298,095
Engineering & Construction — 3.50%
WillScot Mobile Mini Holdings Corp. 2,*	168,662	6,599,744
Entertainment — 6.31%
Golden Entertainment, Inc. 2,*	204,904	11,898,775
Financial Services — 3.41%
FTAC Zeus Acquisition Corp. - A *	133,692	1,316,866
Screaming Eagle Acquisition Corp. - A *	525,785	5,115,888
		6,432,754
Food — 1.06%
US Foods Holding Corp. 2,*	53,000	1,994,390
Healthcare - Products — 1.17%
Minerva Surgical, Inc. *	21,917	98,626
SeaSpine Holdings Corp. *	91,750	1,115,680
SomaLogic, Inc. 2,*	124,795	1,000,856
		2,215,162
Holding Companies - Diversified — 10.55%
Class Acceleration Corp. - A 6,*	108,472	1,060,856
Corazon Capital V838 Monoceros Corp. - A 2,6,*	189,734	1,849,907
First Light Acquisition Group, Inc. - A 6,*	386,250	3,820,013
Flag U Founders 6,*,^	24,357	0
Jack Creek Investment Corp. - A 6,*	302,994	2,972,371
Live Oak Mobility Acquisition Corp. - A 2,6,*	214,262	2,101,910
Logistics Innovation Technologies Corp. - A 6,*	192,225	1,876,116
Senior Connect Acquisition Corp. I - A 2,6,*	190,710	1,870,865

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Tekkorp Digital Acquisition Corp. - A 2,6,*	189,734	$1,870,777
Tishman Speyer Innovation Corp. II - A 2,6,*	184,448	1,807,591
Z-Work Acquisition Corp. - A 6,*	67,660	661,038
		19,891,444
Internet — 0.57%
Solo Brands, Inc. - A 2,*	126,740	1,081,092
Leisure Time — 1.00%
Callaway Golf Co. *	80,213	1,878,588
Metal Fabricate/Hardware — 2.32%
Hillman Solutions Corp. 2,*	368,616	4,379,158
Pharmaceuticals — 0.51%
Curaleaf Holdings, Inc. *	133,228	963,238
Retail — 2.66%
Kohl's Corp.	82,963	5,015,943
Savings & Loans — 2.90%
Berkshire Hills Bancorp, Inc. [2]	189,014	5,475,736
Software — 1.53%
Zynga, Inc. - A *	312,245	2,885,144
Transportation — 3.93%
Air Transport Services Group, Inc. 2,*	157,288	5,261,283
XPO Logistics, Inc. 2,*	29,442	2,143,378
		7,404,661
Total COMMON STOCKS (Cost $111,843,894)		119,927,518
PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) — 1.01%
Healthcare - Products — 0.56%
SomaLogic, Inc. *	131,600	1,055,432
Biotechnology — 0.45%
EQRx, Inc. *	153,962	635,863
Sema4 Holdings Corp. *	67,000	205,690
		841,553
Total PRIVATE INVESTMENT IN PUBLIC EQUITY (PIPES) (Cost $3,525,620)		1,896,985
PREFERRED STOCKS — 3.19%
Retail — 1.57%
Qurate Retail, Inc. 8.00%, [7]	34,496	2,967,001
Telecommunications — 1.62%
Telephone and Data Systems, Inc. 6.63%, [7]	22,999	568,995
	Shares, Principal Amount, or Number of Contracts	Value
Telephone and Data Systems, Inc. 6.00%, [7]	107,525	$2,484,903
		3,053,898
Total PREFERRED STOCKS (Cost $6,752,973)		6,020,899
WARRANTS — 0.37%
Class Acceleration Corp. - A, Exp. 03/31/2028, Strike $11.50 *	54,236	10,039
Corazon Capital V838 Monoceros Corp. - A, Exp. 12/31/2028, Strike $11.50 *	53,713	19,337
Deep Lake Capital Acquisition Corp. - B, Exp. 12/31/2027, Strike $11.50 *	10,795	2,172
EJF Acquisition Corp. - A, Exp. 12/31/2027, Strike $11.50 *	110,040	104,538
EQRx, Inc., Exp. 12/31/2028, Strike $11.50 *	26,680	21,611
First Light Acquisition Group, Inc., Exp. 10/07/2023, Strike $11.50 *	193,125	69,506
FTAC Zeus Acquisition Corp. - A, Exp. 11/23/2026, Strike $0.00 *	66,846	24,559
Inspirato, Inc., Exp. 01/01/2030, Strike $11.50 *	35,733	69,322
Jack Creek Investment Corp., Exp. 12/31/2027, Strike $11.50 *	151,497	32,572
L&F Acquisition Corp. - A, Exp. 05/23/2027, Strike $11.50 *	65,250	19,901
Live Oak Mobility Acquisition Corp., Exp. 03/04/2028, Strike $11.50 *	42,851	19,253
Logistics Innovation Technologies Corp., Exp. 06/15/2028, Strike $11.50 *	64,075	23,073
Longview Acquisition Corp. II - A, Exp. 05/10/2026, Strike $11.50 *	45,820	19,231
Omnichannel Acquisition Corp. - A, Exp. 12/30/2027, Strike $11.50 *	315,025	57,366
Screaming Eagle Acquisition Corp. - A, Exp. 05/01/2027, Strike $11.50 *	175,261	105,156
Senior Connect Acquisition Corp. I - A, Exp 12/31/2027, Strike $11.50 *	62,919	11,325
SomaLogic, Inc., Exp. 12/31/2027, Strike $11.50 *	22,690	46,288

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2022 (unaudited)

	Shares, Principal Amount, or Number of Contracts	Value
Tekkorp Digital Acquisition Corp., Exp. 01/24/2025, Strike $11.50 *	59,550	$18,306
Tishman Speyer Innovation Corp. II - A, Exp. 12/31/2027, Strike $11.50 *	36,889	14,018
X4 Pharmaceuticals, Inc., Exp. 04/12/2024, Strike $13.20 *	5,547	832
Z-Work Acquisition Corp. - A, Exp. 12/31/2027, Strike $11.50 *	22,553	5,945
Total WARRANTS (Cost $236,545)		694,350
SHORT TERM INVESTMENTS — 5.72%
Northern Institutional Treasury Portfolio (Premier Class), 0.12% [8] (Cost $10,792,577)	10,792,577	10,792,577

TOTAL INVESTMENTS (Cost $180,215,725)	98.05%	$184,897,629
Other Assets In Excess of Liabilities	1.95%	3,678,222
Net Assets	100.00%	$188,575,851
INVESTMENT SECURITIES SOLD SHORT — (23.51)%
CORPORATE BONDS — (2.30)%
Consumer Discretionary Services — (1.40)%
AMC Entertainment Holdings, Inc. 7.502/15/29 [1]	(2,714,000)	(2,637,343)
Diversified Financial Services — (0.90)%
United Wholesale Mortgage LLC 5.504/15/29 [1]	(1,911,000)	(1,702,739)
Total CORPORATE BONDS (Proceeds $4,262,156)		(4,340,082)
EXCHANGE-TRADED FUNDS — (21.21)%
iShares Biotechnology ETF	(28,860)	(3,760,458)
iShares Russell 2000 ETF	(48,718)	(10,000,344)
SPDR S&P Biotech ETF *	(161,214)	(14,489,914)
	Shares, Principal Amount, or Number of Contracts	Value
SPDR S&P Regional Banking ETF	(170,442)	$(11,743,454)
Total EXCHANGE-TRADED FUNDS (Proceeds $47,171,772)		(39,994,170)

TOTAL INVESTMENT SECURITIES SOLD SHORT (Proceeds $51,433,928)	(23.51)%	$(44,334,252)

ADR	American Depositary Receipt
CMT	Constant Maturity
PLC	Public Limited Company

[1]	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The total value of these securities is $40,963,830, which represents 22% of Net Assets.
[2]	All or a portion of this security is pledged as collateral for short sales or derivatives transactions.
[3]	Foreign security denominated and/or traded in U.S. dollars.
[4]	Perpetual security. Maturity date shown is the next call date or final legal maturity date, whichever comes first.
[5]	Variable rate security. Rates disclosed as of March 31, 2022.
[6]	Special Purpose Acquisition Company (SPAC).
[7]	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
[8]	7 day current yield as of March 31, 2022 is disclosed.
^	Security valued at fair value as determined in good faith by the Adviser, in accordance with procedures established by, and under the general supervision of, the Trust’s Board of Trustee. The security is valued using significant unobservable inputs.
*	Non-income producing security.
Percentages are stated as a percent of net assets.

Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Event Driven Fund
Schedule of Investments
March 31, 2022 (unaudited)

TOTAL RETURN SWAPS
OTC SWAP CONTRACTS
Pay Rate Index/Pay Rate	Receive Rate/Receive Rate Index	Maturity Date	Counterparty	Currency	Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)

GSCNNED2 Index (Monthly)	Financing Index: 1-Month ICE LIBOR USD - 0.5%	10/20/2022	GSC	USD	468,472	$5,447	$—	$5,447
						$5,447	$—	$5,447
GSC - Goldman Sachs International
Notes to Schedule of Investments are an integral part of this Schedule.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited)

A. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Securities Valuation
Investments in securities traded on a national securities exchange, including exchange-traded futures and options (including warrants), are valued at the last reported sales or settlement price on the day of valuation and are generally classified as level 1. North and South American exchange-traded securities for which no sale was reported are valued at the most recent closing bid price from the exchange the security is primarily traded on and are generally classified as level 1. All other exchange-traded securities for which no sale was reported are valued at the mean between closing bid and ask prices from the exchange the security is primarily traded on and are also generally classified as level 1. Equity certificates are valued at the last sale price of the underlying security as of the close of the primary exchange. Long-term U.S. fixed income securities are valued at the representative quoted bid price when held long or the representative quoted ask price if sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. Long-term non-U.S. fixed income securities are valued at the mean of the representative quoted bid and ask prices when held long or sold short or, if such prices are not available, at prices for securities of comparable maturity, quality and type or as determined by an independent pricing service. The pricing service provider may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations or other techniques. Such techniques generally consider factors such as composite security prices, yields, maturities, call features, credit ratings and developments relating to specific securities, in arriving at valuations. Fixed income securities are generally classified as level 2. The fair value analysis includes an analysis of the value of any unfunded commitments.
Short-term investments with remaining maturities of 60 days or less at the time of purchase are stated at amortized cost, which approximates fair value. If amortized cost does not approximate fair value, short-term securities are reported at fair value. These securities are generally classified as level 2. Swaps, forward foreign currency contracts and other financial derivatives are valued daily, primarily by an independent pricing service using pricing models and are generally classified as level 2. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates. If valuations are not available from the independent pricing service or values received are deemed not representative of fair value, values will be obtained from a third-party broker-dealer or counterparty. Investments initially valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from an independent pricing service. In addition, for the Emerging Markets Growth Fund, Emerging Markets Small Cap Growth, Emerging Markets Opportunities Fund, and International Small Cap Growth Fund, if quotations are not readily available, if the values have been materially affected by events occurring after the closing of a foreign market, or if there has been a movement in the U.S. market that exceeds a certain threshold, assets may be valued at fair value as determined in good faith by or under the direction of the Trust’s Board of Trustees. Events that may materially affect asset values that could cause a fair value determination include, but are not limited to: corporate announcements relating to a specific security; natural and other disasters which may impact an entire market or region; and political and other events which may be global or impact a particular country or region. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. To the extent utilized, securities would be classified as level 2 in the hierarchy described below.
Securities for which market quotations are not readily available are valued at fair value as determined in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees and are generally classified as level 3. Under these procedures, the Funds primarily employ a market-based approach, which may use related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment to determine the fair value of the investment. In addition, level 3 investments in certain early stage companies may be valued based upon initial transaction prices with management conducting ongoing assessments to determine whether new information is available to support a fair value adjustment. The information management may consider in its ongoing assessments may include, but are not limited to, actual or upcoming financing or third-party sale transactions, current or forecasted performance, or regulatory approval status updates. It is possible that estimated values may differ significantly from the values that would have been used had a ready market existed for the investments, and such differences could be material.
Each Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Level 1 – quoted prices for active markets for identical securities
Level 2 – significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The following is a summary of the inputs used to value the Emerging Markets Growth Fund’s investments as of March 31, 2022:
Assets	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa
South Africa	$65,908,099	$11,033,275	$54,874,824	$—
Europe
France	18,714,814	—	18,714,814	—
Greece	8,421,311	—	8,421,311	—
Netherlands	28,876,758	11,800,319	17,076,439	—
Russia	—	—	—	— *
Switzerland	16,217,618	—	16,217,618	—
Far East
Australia	13,500,162	—	13,500,162	—
China	358,026,236	16,954,373	341,071,863	—
India	388,118,160	120,591,922	267,526,238	—
Indonesia	68,482,144	—	68,482,144	—
Japan	20,959,358	—	20,959,358	—
Philippines	5,374,187	—	5,374,187	—
Singapore	12,788,062	12,788,062	—	—
South Korea	163,499,568	—	163,499,568	—
Taiwan	206,240,183	155,810,940	50,429,243	—
Thailand	48,558,587	—	48,558,587	—
Vietnam	10,211,823	—	10,211,823	—
Middle East
Israel	11,244,893	—	11,244,893	—
Qatar	21,000,442	—	21,000,442	—
Saudi Arabia	38,549,113	10,988,824	27,560,289	—
North America	308,974,790	308,974,790	—	—
South America	151,326,488	151,326,488	—	—
Short Term Investments	107,816,499	107,816,499	—	—
Total	$2,072,809,295	$908,085,492	$1,164,723,803	$—

* Level 3 security has zero value.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Emerging Markets Small Cap Growth Fund’s investments as of March 31, 2022:
Assets	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Africa
South Africa	$1,936,813	$1,391,177	$545,636	$—
Europe	860,416	—	860,416	—
Far East
Australia	2,248,642	—	1,133,355	1,115,287
Cambodia	790,261	—	790,261	—
China	16,582,367	1,004,793	15,577,574	—
India	22,060,249	—	22,060,249	—
Indonesia	3,806,070	—	3,806,070	—
Philippines	1,927,041	916,419	1,010,622	—
South Korea	7,937,457	—	7,937,457	—
Taiwan	7,785,064	—	7,785,064	—
Thailand	2,517,777	—	2,517,777	—
Vietnam	8,478,794	—	8,478,794	—
Middle East
Saudi Arabia	2,375,434	1,066,594	1,308,840	—
United Arab Emirates	1,366,330	—	1,366,330	—
North America	8,023,738	8,023,738	—	—
South America	7,334,819	7,334,819	—	—
Preferred Stocks
South America	1,467,962	1,467,962	—	—
Short Term Investments	14,005,013	14,005,013	—	—
Total	$111,504,247	$35,210,515	$75,178,445	$1,115,287
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value in the Emerging Markets Small Cap Growth Fund:
Investments, at Value
Balance as of December 31, 2021	$—
Realized gain (loss)	—
Change in net unrealized appreciation (depreciation)	(156,889)
Purchases	1,272,176
Sales	—
Transfers in and/or out of Level 3	—
Balance as of March 31, 2022	$1,115,287

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

As of March 31, 2022, the Emerging Markets Small Cap Growth Fund held a Level 3 investment in Paladin Energy Ltd. common stock, valued in good faith in accordance with procedures established by or under the direction of the Trust’s Board of Trustees. The following table summarizes the quantitative inputs and assumptions used for items categorized as Level 3 of the fair value hierarchy as of March 31, 2022:
Financial Assets	Fair Value at March 31, 2022	Valuation Technique(s)	Unobservable Inputs	Price/Range
Common Stocks	$1,115,287	Suspended Assets	Transaction price	$0.72
The following is a summary of the inputs used to value the Emerging Markets Opportunities Fund’s investments as of March 31, 2022:
Assets	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Argentina	$290,233	$290,233	$—	$—
Australia	577,349	—	577,349	—
Brazil	1,327,762	1,327,762	—	—
Canada	1,940,973	1,940,973	—	—
China	7,075,784	677,597	6,398,187	—
Czech Republic	593,676	—	593,676	—
France	260,039	—	260,039	—
India	5,083,008	1,575,951	3,507,057	—
Indonesia	1,259,432	—	1,259,432	—
Japan	513,561	—	513,561	—
Mexico	961,673	961,673	—	—
Netherlands	585,362	—	585,362	—
Qatar	593,243	—	593,243	—
Saudi Arabia	1,278,967	264,510	1,014,457	—
South Africa	878,659	—	878,659	—
South Korea	4,815,239	—	4,815,239	—
Taiwan	5,755,943	—	5,755,943	—
Thailand	399,790	—	399,790	—
United Arab Emirates	428,756	—	428,756	—
United States	2,788,395	2,235,193	553,202	—
Uruguay	591,230	591,230	—	—
Purchased Call Options	13,701	—	13,701	—
Short Term Investments	2,507,720	2,507,720	—	—
Sovereign Bonds	10,033,598	—	10,033,598	—
Total	$50,554,093	$12,372,842	$38,181,251	$—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the International Small Cap Growth Fund’s investments as of March 31, 2022:
Assets	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Europe
Austria	$4,894,642	$—	$4,894,642	$—
Belgium	2,649,666	—	2,649,666	—
Denmark	11,093,359	2,627,668	8,465,691	—
Finland	4,355,453	—	4,355,453	—
France	23,035,188	—	23,035,188	—
Germany	29,426,058	—	29,426,058	—
Ireland	2,995,217	2,995,217	—	—
Italy	8,183,025	—	8,183,025	—
Netherlands	12,827,345	—	12,827,345	—
Norway	5,015,638	1,154,299	3,861,339	—
Spain	4,924,145	—	4,924,145	—
Sweden	4,371,895	—	4,371,895	—
Switzerland	13,104,795	—	13,104,795	—
United Kingdom	51,564,953	6,477,348	45,087,605	—
Far East	44,686,354	—	44,686,354	—
North America	48,014,931	48,014,931	—	—
South America	4,560,698	4,560,698	—	—
Short Term Investments	4,651,834	4,651,834	—	—
Total	$280,355,196	$70,481,995	$209,873,201	$—
The following is a summary of the inputs used to value the Micro Cap Growth Fund’s investments as of March 31, 2022:
Assets*	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$251,072,565	$251,072,565	$—	$—
Short Term Investments	3,504,877	3,504,877	—	—
Warrants	28,006	28,006	—	—
Total	$254,605,448	$254,605,448	$—	$—

* See Schedule of Investments for industry breakout.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

The following is a summary of the inputs used to value the Small Cap Growth Fund’s investments as of March 31, 2022:
Assets*	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$545,723,801	$545,723,801	$—	$—
Short Term Investments	7,697,256	7,697,256	—	—
Total	$553,421,057	$553,421,057	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Small/Mid Cap Growth Fund’s investments as of March 31, 2022:
Assets*	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks	$19,552,965	$19,552,965	$—	$—
Short Term Investments	204,580	204,580	—	—
Total	$19,757,545	$19,757,545	$—	$—

* See Schedule of Investments for industry breakout.
The following is a summary of the inputs used to value the Event Driven Fund’s investments as of March 31, 2022:
Assets	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Common Stocks
Auto Parts & Equipment	$5,075,676	$5,075,676	$—	$—
Banks	14,001,342	14,001,342	—	—
Biotechnology	21,436,576	21,436,576	—	—
Diversified Financial Services	1,298,095	1,298,095	—	—
Engineering & Construction	6,599,744	6,599,744	—	—
Entertainment	11,898,775	11,898,775	—	—
Financial Services	6,432,754	6,432,754	—	—
Food	1,994,390	1,994,390	—	—
Healthcare - Products	2,215,162	2,215,162	—	—
Holding Companies - Diversified	19,891,444	18,041,537	1,849,907	— *
Internet	1,081,092	1,081,092	—	—
Leisure Time	1,878,588	1,878,588	—	—
Metal Fabricate/Hardware	4,379,158	4,379,158	—	—
Pharmaceuticals	963,238	963,238	—	—
Retail	5,015,943	5,015,943	—	—
Savings & Loans	5,475,736	5,475,736	—	—
Software	2,885,144	2,885,144	—	—
Transportation	7,404,661	7,404,661	—	—
Corporate Bonds	45,565,300	—	45,565,300	—
Preferred Stocks	6,020,899	6,020,899	—	—

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Assets	Total Value at March 31, 2022	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Private Investment In Public Equity (PIPES)	$1,896,985	$1,896,985	$—	$—
Short Term Investments	10,792,577	10,792,577	—	—
Warrants	694,350	530,996	163,354	—
Total	$184,897,629	$137,319,068	$47,578,561	$—

Liabilities**
Corporate Bonds Sold Short	$(4,340,082)	$—	$(4,340,082)	$—
Exchange-Traded Funds Sold Short	(39,994,170)	(39,994,170)	—	—
Total	$(44,334,252)	$(39,994,170)	$(4,340,082)	$—

Other Financial Instruments
Total Return Swaps - Assets***	$5,447	$—	$5,447	$—
Total Other Financial Instruments	$5,447	$—	$5,447	$—

* Level 3 security has zero value.
** See Schedule of Investments for industry breakout.
*** Swaps are reflected as the unrealized appreciation (depreciation) on the instrument.
As of March 31, 2022, none of the Funds held Level 3 investments, other than as disclosed for Emerging Markets Growth Fund, Emerging Markets Small Cap Growth Fund and Event Driven Fund.
Securities Sold Short
The Event Driven Fund is engaged in selling securities short, which obligates it to replace a borrowed security by purchasing it at market price at the time of replacement. The Fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund realizes a gain if the price of the security declines between those dates. Gains are limited to the price at which the Fund sold the security short, while losses are potentially unlimited in size.
The Fund is required to establish a margin account with the broker lending the security sold short. While the short sale is outstanding, the broker retains the proceeds of the short sale and the Fund must maintain a deposit with the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short.
Foreign Currency Spot Contracts
The Funds enter into foreign currency spot contracts to facilitate transactions in foreign currency denominated securities. These spot contracts are typically open for 2 to 5 days, depending on the settlement terms of the underlying security transaction. On March 31, 2022, the Funds had foreign currency spot contracts outstanding under which they are obligated to exchange currencies at specified future dates. The net unrealized appreciation or depreciation on spot contracts is reflected as receivable for investment securities sold or payable for investment securities purchased.
Foreign Currency Translation
The value of securities, currencies and other assets and liabilities not denominated in U.S. dollars are translated into U.S. dollar values based upon the current rates of exchange on the date of the Funds’ valuations.
Net realized foreign exchange gains or losses which are reported by the Funds result from currency gains and losses on transaction hedges arising from changes in exchange rates between the trade and settlement dates on forward contract transactions, and the difference between the amounts accrued for dividends, interest, and foreign taxes and the amounts

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

actually received or paid in U.S. dollars for these items. Net unrealized foreign exchange gains and losses result from changes in the U.S. dollar value of assets and liabilities (other than investments in securities), which are denominated in foreign currencies, as a result of changes in exchange rates.
Net realized gain (loss) on foreign currency contracts on portfolio hedges result from the use of forward contracts to hedge portfolio positions denominated or quoted in a particular currency in order to reduce or limit exposure in that currency.
The Funds do not isolate that portion of the results of operations which results from fluctuations in foreign exchange rates on investments. These fluctuations are included with the net realized gain (loss) on investments and the net change in unrealized appreciation (depreciation) on investments.
Securities Transactions, Income and Commitments
The Trust records security transactions on trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Premiums on securities are amortized over the period remaining until first call date, if any, or if none, the remaining life of the security and discounts are accreted over the remaining life of the security for financial reporting purposes. Withholding taxes on foreign dividends and interest have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates. Non-cash dividends are recognized as investment income at the fair value of the property received.
Pursuant to the terms of certain of the senior unsecured loan agreements, certain Funds may have unfunded loan commitments, which are callable on demand. Each such Fund will have available with its custodian, cash and/or liquid securities having an aggregate value at least equal to the amount of the unfunded senior loan commitments. At March 31, 2022, the Funds had no unfunded senior loan commitments.
Certain Funds may invest in early-stage companies that may require additional contributions or funding if certain performance milestones are met. Management continuously assesses whether these companies will achieve these performance milestones and considers the impact of these commitments as they become due. Additionally, in connection with certain investments a Fund may provide commitments for future investments. At March 31, 2022, the Funds had no such outstanding commitments.
B. INVESTMENTS IN DERIVATIVES
Certain Funds use derivative instruments such as swaps, futures, options, swaptions, and forward foreign currency contracts in connection with their respective investment strategies. During the period January 1, 2022, through March 31, 2022, the Emerging Markets Opportunities Fund primarily utilized: 1) interest rate swaps to hedge against interest rate fluctuation and enable the parties involved to exchange fixed and floating cash flows; and 2) forward foreign currency contracts to manage currency risk in portfolio holdings. During the period January 1, 2022, through March 31, 2022, the Micro Cap Growth Fund primarily utilized: 1) warrants to both hedge exposure and provide exposure to certain market segments or specific securities. During the period January 1, 2022, through March 31, 2022, the Event Driven Fund primarily utilized: 1) total return swaps to gain exposure to certain sectors and manage volatility; 2) options, including warrants, to both hedge exposure and provide exposure to certain market segments or specific securities; and 3) forward foreign currency contracts to manage currency risk in portfolio holdings. Detail regarding each derivative type is included below.
Swap Contracts
The Emerging Markets Opportunities Fund and Event Driven Fund engage in various swap transactions, including forward rate agreements and interest rate, currency, volatility, index, and total return swaps, primarily to manage duration and yield curve risk, or as alternatives to direct investments. Swaps that are centrally cleared are exposed to the creditworthiness of the clearing organizations (and, consequentially, that of their members generally, banks and broker-dealers) involved in the transaction. Centrally cleared swaps are valued daily and unrealized gains or losses are recorded in a variation margin account. The Fund receives from or pays to the clearing organization a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

Interest rate swaps are agreements between two parties to exchange cash flows based on a notional principal amount. A Fund may elect to pay a fixed rate and receive a floating rate or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is accrued daily as interest income/expense. Interest rate swaps are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value, including accrued interest, are recorded as changes in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability.
Total return swap contracts are arrangements to exchange a market or security linked return for a periodic payment, based on a notional principal amount, in order to hedge sector exposure and to manage exposure to specific sectors or industries and/or to gain exposure to specific markets/countries and to specific sectors/industries. To the extent that the total return of the security, index, or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from market makers and the change, if any, is recorded as a change in net unrealized appreciation (depreciation). Unrealized appreciation is reported as an asset and unrealized depreciation is reported as a liability. Payments received or made are recorded as realized gains or losses. Gains or losses are realized upon termination of the contracts. Each Fund’s maximum risk of loss from counterparty risk is the fair value of the contract.
Volatility swaps are forward contracts on the future realized volatility of an underlying instrument. Volatility swaps are generally used to speculate on future volatility levels, trade the spread between realized and implied volatility or hedge volatility exposure of other positions. Changes in value are recorded as changes in net unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a volatility swap contract is dependent upon the volatility of the underlying instrument.
Under the terms of a credit default swap, one party acts as a guarantor receiving a periodic payment that is a fixed percentage applied to a notional amount. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the contract. A Fund may enter into credit default swaps in which the Fund acts as guarantor (a seller of protection), and may enter into credit default swaps in which the counterparty acts as guarantor (a buyer of protection). Premiums paid to or by the Funds are accrued daily and included in net realized gain (loss) on swap contracts. The contracts are marked-to-market daily using fair value estimates provided by an independent pricing service. Changes in value are recorded as unrealized appreciation (depreciation). Unrealized gains are reported as an asset and unrealized losses are reported as a liability. Gains or losses are realized upon termination of the contracts. The risk of loss under a swap contract may exceed the amount recorded as an asset or a liability. The notional amount of a swap contract is the reference amount pursuant to which the counterparties make payments. For swaps in which the referenced obligation is an index, in the event of default of any debt security included in the corresponding index, the Fund pays or receives the percentage of the corresponding index that the defaulted security comprises (1) multiplied by the notional value and (2) multiplied by the ratio of one minus the ratio of the market value of the defaulted debt security to its par value.
Risks associated with swap contracts include changes in the returns of underlying instruments and/or interest rates, failure of the counterparties to perform under the contracts’ terms and the possible lack of liquidity with respect to the contracts. For centrally cleared swap contracts, counterparty risk is limited due to the role of the clearinghouse. Credit default swaps can involve greater risks than if an investor had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to counterparty credit risk, leverage risk, hedging risk, correlation risk, and liquidity risk. The Funds disclose swap contracts on a gross basis, with no netting of contracts held with the same counterparty.
Options Contracts
The Funds may use options contracts, which include warrants, to hedge downside risk, produce incremental earnings or protect against market changes in the value of equities or interest rates. The Funds may write covered call and put options on futures, swaps, securities, or currencies the Funds own or in which they may invest. Writing put options tends to increase a Fund’s exposure to the underlying instrument. Writing call options tends to decrease a Fund’s

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

exposure to the underlying instrument. When a Fund writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding in the Schedules of Investments. Premiums received from writing options that expire are treated as realized gains. Premiums received from writing options that are exercised or closed are added to the proceeds or offset against amounts paid on the underlying future, swap, security or currency transaction to determine the realized gain or loss. A Fund, as a writer of an option, has no control over whether the underlying future, swap, security, or currency may be sold (call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the future, swap, security, or currency underlying the written option. The risk exists that a Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, to the extent a Fund purchases an over-the-counter (“OTC”) option, it is subject to credit risk that the counterparty to the trade does not perform under the contract’s terms. The Funds are not subject to credit risk on OTC options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.
The Funds may also purchase put and call options. Purchasing call options tends to increase a Fund’s exposure to the underlying instrument. Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument. A Fund pays a premium, which is included in its Schedule of Investments as an investment and subsequently marked-to-market to reflect the current value of the option. Premiums paid for purchasing options that expire are treated as realized losses. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options that are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying future, swap, security or currency transaction to determine the realized gain or loss. When entering into purchased option contracts, a Fund bears the risk of securities prices moving unexpectedly, in which case, a Fund may not achieve the anticipated benefits of the purchased option contracts; however, the risk of loss is limited to the premium paid.
Forward Foreign Currency Contracts
Certain Funds use forward foreign currency contracts to manage foreign currency, to produce incremental earnings or to hedge existing positions. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers.
The market value of a forward foreign currency contract fluctuates with changes in currency exchange rates. Outstanding forward foreign currency contracts are valued daily at current market rates and the resulting change in market value is recorded as change in net unrealized appreciation or depreciation. When a forward foreign currency contract is settled, the Fund records a realized gain or loss equal to the difference between the value at the time the forward foreign currency contract was opened and the value at the time it was settled. A forward foreign currency contract may involve market risk in excess of the unrealized appreciation (depreciation). In addition, the Funds could be exposed to credit risk if the counterparties are unable or unwilling to meet the terms of the contracts or market risk if the value of the foreign currency changes unfavorably.
Equity Certificates
Certain Funds may invest in equity certificates, which allow the Funds to participate in the appreciation (depreciation) of the underlying security without actually owning the underlying security. These instruments are purchased pursuant to an agreement with a financial institution and are valued at a calculated market price based on the value of the underlying security in accordance with the agreement. These equity certificates are subject to the credit risk of the issuing financial institution. There is no off-balance sheet risk associated with equity certificates and the Funds’ potential loss is limited to the purchase price of the securities. The Funds are exposed to credit risk associated with the counterparty to the transaction, which is monitored by the Funds’ management on a periodic basis. A Fund’s equity certificates are not subject to any master netting agreement.
C. FOREIGN INVESTMENT RISKS
To the extent a Fund invests in foreign securities, it may entail risks due to the potential for political and economic instability in the countries where the issuers of these securities are located. In addition, foreign exchange fluctuations could affect the value of positions held. These risks are generally intensified in emerging markets.

Driehaus Mutual Funds
Notes to Schedule of Investments (unaudited) — (Continued)

D. SUBSEQUENT EVENTS
Events or transactions that occurred after the date of this report through the date the report was issued have been evaluated for potential impact to the financial statements. There are no subsequent events that require recognition or disclosure in the financial statements.